Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 92,547		£ 113,108
Collateral cash	11,104		28,678
Netting	3,654		15,127
Net exposure	310,948	£ 300,286	346,500
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	271,000		255,900
Collateral cash	(100)		(100)
Collateral non-cash	(209,400)		(197,600)
Netting	(2,700)
Net exposure	100,400		101,700
Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	271,700		256,800
Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)		(900)
Credit risk [member] | Cash and balances at central banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	24,200		32,800
Net exposure	24,200		32,800
Credit risk [member] | Cash and balances at central banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	24,200		32,800
Credit risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			199,500
Collateral cash			(100)
Collateral non-cash			(195,100)
Net exposure			45,500
Credit risk [member] | Loans and Advances to Customers [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			155,200
Collateral non-cash			(167,400)
Net exposure			200
Credit risk [member] | Loans and Advances to Customers [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			30,400
Collateral non-cash			(21,800)
Net exposure			25,700
Credit risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,700
Collateral cash			(100)
Collateral non-cash			(5,800)
Net exposure			1,400
Credit risk [member] | Loans and Advances to Customers [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,000
Collateral non-cash			(100)
Net exposure			17,000
Credit risk [member] | Loans and Advances to Customers [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			1,200
Net exposure			1,200
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			200,400
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			155,400
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			30,900
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,700
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,200
Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			1,200
Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			(900)
Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			(200)
Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			(500)
Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			(200)
Credit risk [member] | Loans and advances to banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			3,500
Net exposure			5,100
Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			3,500
Credit risk [member] | Reverse repurchase agreements - non-trading [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			2,600
Collateral non-cash			(2,500)
Net exposure			100
Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			2,600
Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300
Net exposure	13,400
Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300
Credit risk [member] | Financial investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			17,500
Net exposure			18,200
Credit risk [member] | Financial investments [member] | Loans and receivables securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			2,200
Net exposure			2,900
Credit risk [member] | Financial investments [member] | Available-for-sale [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			8,800
Net exposure			8,800
Credit risk [member] | Financial investments [member] | Held-to-maturity debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,500
Net exposure			6,500
Credit risk [member] | Financial investments [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			17,500
Credit risk [member] | Financial investments [member] | Cost [member] | Loans and receivables securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			2,200
Credit risk [member] | Financial investments [member] | Cost [member] | Available-for-sale [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			8,800
Credit risk [member] | Financial investments [member] | Cost [member] | Held-to-maturity debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,500
Off-Balance Sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,600
Off-Balance Sheet [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,700		43,500
Off-Balance Sheet [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			41,200
Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			12,400
Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			17,100
Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			600
Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			11,100
Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			1,600
Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Off-Balance Sheet [member] | Credit risk [member] | Financial investments [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			700
Off-Balance Sheet [member] | Credit risk [member] | Financial investments [member] | Cost [member] | Loans and receivables securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			£ 700
Financial assets at amortised cost [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	233,500
Collateral cash	(100)
Collateral non-cash	(209,400)
Netting	(2,700)
Net exposure	62,800
Financial assets at amortised cost [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	234,200
Financial assets at amortised cost [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	201,700
Collateral cash	(100)
Collateral non-cash	(191,000)
Net exposure	50,500
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	158,000
Collateral non-cash	(164,100)
Net exposure	5,100
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	27,600
Collateral non-cash	(20,200)
Net exposure	24,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,700
Collateral cash	(100)
Collateral non-cash	(6,100)
Net exposure	700
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,400
Net exposure	18,900
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000
Collateral non-cash	(600)
Net exposure	1,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	202,400
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	158,200
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	27,800
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,800
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,600
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(700)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)
Financial assets at amortised cost [member] | Credit risk [member] | Loans and advances to banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,500
Net exposure	5,100
Financial assets at amortised cost [member] | Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,500
Financial assets at amortised cost [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	21,100
Collateral non-cash	(18,400)
Netting	(2,700)
Financial assets at amortised cost [member] | Credit risk [member] | Reverse repurchase agreements - non-trading [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	21,100
Financial assets at amortised cost [member] | Credit risk [member] | Other financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,200
Net exposure	7,200
Financial assets at amortised cost [member] | Credit risk [member] | Other financial assets at amortised cost [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,500
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	39,900
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	11,200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	11,500
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	40,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	11,200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Corporate loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,000
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Cost [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	11,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and Advances to Customers [member] | Accumulated Impairment [member] | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,600
Financial assets at amortised cost [member] | Off-Balance Sheet [member] | Credit risk [member] | Loans and advances to banks [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,600
Loans and Advances to Customers [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Net exposure	200
Loans and Advances to Customers [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100
Debt Securities [member] | Credit risk [member] | Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,200
Net exposure	13,200
Debt Securities [member] | Credit risk [member] | Financial assets at FVOCI [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 13,200